Income Taxes (Deferred Income Tax Asset) (Details) (USD $)	Dec. 31, 2012
Income Taxes Deferred Income Tax Asset Details
Net operating losses carried forward	$ 25,998
Valuation allowance	25,998
Net deferred income tax asset